General Information (Details) $ in Thousands	1 Months Ended
	Mar. 25, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
General [Line Items]
Accumulated deficit		$ (16,289)	$ (12,047)
Subsequent Event [Member]
General [Line Items]
Equity issued and outstanding	96.00%
Ordinary share and option	0.04841